PGIM Jennison Financial Services Fund
Schedule of Investments as of February 29, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Asset Management & Custody Banks 10.6%
Ares Management Corp. (Class A Stock)	16,636	$2,206,433
AssetMark Financial Holdings, Inc.*	37,250	1,316,787
Blackstone, Inc.	4,974	635,777
Bridge Investment Group Holdings, Inc. (Class A Stock)	94,362	707,715
KKR & Co., Inc.	100,558	9,880,829
		14,747,541
Consumer Finance 5.0%
American Express Co.	31,838	6,985,894
Diversified Banks 19.0%
Bank of America Corp.	186,592	6,441,156
JPMorgan Chase & Co.	71,637	13,328,780
NU Holdings Ltd. (Brazil) (Class A Stock)*	93,621	1,037,321
PNC Financial Services Group, Inc. (The)	37,826	5,567,987
		26,375,244
Financial Exchanges & Data 2.7%
Moody’s Corp.	10,054	3,814,689
Insurance Brokers 7.0%
Marsh & McLennan Cos., Inc.	28,146	5,693,091
Ryan Specialty Holdings, Inc.*	78,186	4,095,383
		9,788,474
Investment Banking & Brokerage 6.5%
Goldman Sachs Group, Inc. (The)	19,484	7,580,250
Houlihan Lokey, Inc.	11,446	1,472,643
		9,052,893
Life & Health Insurance 4.4%
MetLife, Inc.	86,802	6,053,571
Mortgage REITs 1.0%
Ladder Capital Corp., REIT	125,232	1,353,758
Other Diversified Financial Services 3.9%
Apollo Global Management, Inc.	48,433	5,414,809

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 29, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Property & Casualty Insurance 10.7%
Axis Capital Holdings Ltd.	27,252	$1,705,158
Chubb Ltd.	36,811	9,264,224
Progressive Corp. (The)	20,573	3,899,818
		14,869,200
Regional Banks 10.9%
BankUnited, Inc.	39,269	1,053,195
East West Bancorp, Inc.	22,136	1,612,829
Eastern Bankshares, Inc.	82,295	1,063,251
Enterprise Financial Services Corp.	28,572	1,140,594
First Bancorp	38,922	1,328,019
First Interstate BancSystem, Inc. (Class A Stock)	37,106	976,630
Pinnacle Financial Partners, Inc.	18,538	1,533,463
Truist Financial Corp.	152,155	5,322,382
Wintrust Financial Corp.	12,385	1,193,295
		15,223,658
Reinsurance 2.4%
RenaissanceRe Holdings Ltd. (Bermuda)	14,549	3,270,906
Thrifts & Mortgage Finance 0.6%
OSB Group PLC (United Kingdom)	164,395	866,458
Transaction & Payment Processing Services 14.6%
FleetCor Technologies, Inc.*	10,565	2,950,488
Mastercard, Inc. (Class A Stock)	17,402	8,261,773
Visa, Inc. (Class A Stock)	31,999	9,044,197
		20,256,458

Total Long-Term Investments (cost $83,221,152)		138,073,553

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 29, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $850,740)(wb)	850,740	$850,740

TOTAL INVESTMENTS 99.9% (cost $84,071,892)		138,924,293
Other assets in excess of liabilities 0.1%		186,295

Net Assets 100.0%		$139,110,588

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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